Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt

13. Long-term debt

Long-term debt was comprised of the following:

	December 31,
	2011	2010
Senior Secured Credit Facilities:
Term Loan A	$950,000	$1,000,000
Term Loan A-2	199,500	—
Term Loan B	1,732,500	1,750,000
Senior notes	1,550,000	1,550,000
Acquisition obligations and other notes payable	37,447	9,049
Capital lease obligations	43,364	8,074

Total principal debt outstanding	4,512,811	4,317,123
Discount on long-term debt	(7,842)	(8,381)

	4,504,969	4,308,742
Less current portion	(87,345)	(74,892)

	$4,417,624	$4,233,850

Scheduled maturities of long-term debt at December 31, 2011 were as follows:

2012	87,345
2013	125,106
2014	176,910
2015	676,293
2016	1,858,567
Thereafter	1,588,590

    Senior Secured Credit Facility

On August 26, 2011, the Company entered into an Increase Joinder Agreement under its existing Senior Secured Credit Agreement, as described below. Pursuant to the Increase Joinder Agreement, the Company increased the revolving credit facility by $100,000, to a total of $350,000, and entered into an additional $200,000 Term Loan A-2. The new Term Loan A-2 required a principal payment of $500 on December 31, 2011, and thereafter requires annual principal payments of $2,000 with a balance of $191,500 due in 2016, and bears interest at LIBOR (floor of 1.00%) plus an interest rate margin of 3.50% subject to a rating based step-down to 3.25%.

On October 20, 2010, the Company entered into a $3,000,000 Senior Secured Credit Agreement (the Credit Agreement), consisting of a five year $250,000 revolving line of credit, a five year $1,000,000 Term Loan A and a six year $1,750,000 Term Loan B. The Company also has the right to request an increase to the borrowing capacity to a total aggregate principal amount of not more than $4,000,000 subject to bank participation. The revolving line of credit and the Term Loan A bore interest at LIBOR plus an interest rate margin of 2.75% until June 30, 2011, when the interest rate margin was reduced to 2.50%. The interest rate margin is still subject to adjustment depending upon the Company’s leverage ratio and can range from 2.25% to 2.75%. The Term Loan A requires annual principal payments of $50,000 in 2011, $50,000 in 2012, $100,000 in 2013, and $150,000 in 2014, with the balance of $650,000 due in 2015. The Term Loan B bears interest at LIBOR (floor of 1.50%) plus 3.00% subject to a ratings based step-down to 2.75%. The Term Loan B requires annual principal payments of $17,500 in each year from 2011 through 2015 with the balance of $1,662,500 due in 2016. The borrowings under the Credit Agreement are guaranteed by substantially all of the Company’s direct and indirect wholly-owned domestic subsidiaries and are secured by substantially all of the Company’s and its guarantors’ assets. The Credit Agreement contains customary affirmative and negative covenants such as various restrictions on investments, acquisitions, the payment of dividends, redemptions and acquisitions of capital stock, capital expenditures and other indebtedness, as well as limitations on the amount of tangible net assets in non-guarantor subsidiaries. However, many of these restrictions will not apply as long as the Company’s leverage ratio is below 3.50:1.00. In addition, the Credit Agreement requires compliance with financial covenants including an interest coverage ratio and a leverage ratio that determines the interest rate margins as described above.

On October 20, 2010, the Company also issued $775,000 aggregate principal amount of 6 3/8% senior notes due 2018 and $775,000 aggregate principal amount of 6 5/8% senior notes due 2020 (collectively the New Senior Notes). The New Senior Notes will pay interest on May 1 and November 1 of each year, beginning May 1, 2011. The New Senior Notes are unsecured senior obligations and rank equally to other unsecured senior indebtedness. The New Senior Notes are guaranteed by substantially all of the Company’s direct and indirect wholly owned domestic subsidiaries. The Company may redeem some or all of the 6 3/8% senior notes at any time on or after November 1, 2013 at certain redemption prices and may redeem some or all of the 6 5/8% senior notes at any time on or after November 1, 2014 at certain redemption prices.

The Company received total proceeds of $4,300,000 from these transactions, $2,750,000 from the borrowings on Term Loan A and Term Loan B and an additional $1,550,000 from the issuance of the New Senior Notes. The Company used a portion of the proceeds to pay-off the outstanding principal balances of its existing Senior Secured Credit Facilities plus accrued interest totaling $1,795,363 and to purchase pursuant to a cash tender offer $557,644 of the outstanding principal balances of the Company’s $700,000 6 5/8% senior notes due 2013 and $730,827 of the outstanding balances of the Company’s $850,000 7 1/4% senior subordinated notes due 2015, (the Existing Notes), plus accrued interest totaling $1,297,215. The total amount paid for the Existing Notes was $1,019.06 per $1,000 principal amount of the 6 5/8% senior notes and $1,038.75 per $1,000 principal amount of the 7 1/4% senior subordinated notes. This resulted in the Company paying a cash tender premium of $38,933 in order to extinguish this portion of the Existing Notes. On November 19, 2010, the Company redeemed the remaining outstanding balance of the existing 6 5/8% senior notes of $142,356 at 101.656% per $1,000 and the remaining outstanding balance of the existing 7 1/4% senior subordinated notes of $119,173 at 103.625% per $1,000 plus accrued interest totaling $264,742. In addition, the Company paid a call premium totaling $6,677. The Company also paid an additional $74,431 in fees, discounts and other expenses. As a result of the above transactions, the Company received approximately $823,000 in excess cash which it has been using for general purposes and other opportunities, including share repurchases, acquisitions and other growth investments.

In connection with these transactions, the Company expensed debt refinancing and redemption charges totaling $70,255, which includes the write off of certain existing deferred financing costs and other new financing costs, the cash tender and call premiums, as described above and other expenses.

On June 7, 2010, the Company redeemed $200,000 aggregate principal amount of its outstanding 6 5/8% senior notes due 2013, at a price of 101.656% plus accrued interest. As a result of this transaction, the Company expensed debt redemption charges of $4,127, which includes the call premium and the net write-off of other finance costs.

    Term Loans

Term Loan A, Term Loan A-2 and Term Loan B total outstanding borrowings can consist of various individual tranches that can range in maturity from one month to twelve months (currently all tranches are one month in duration). Each tranche for the Term Loan A bears interest at a LIBOR rate determined by the duration of such tranche plus an interest rate margin, currently 2.50%. The LIBOR variable component of the interest rate for each tranche is reset as such tranche matures and a new tranche is established. At December 31, 2011, the overall weighted average interest rate for the Term Loan A was determined based upon the LIBOR interest rates in effect for all of the individual tranches plus the interest rate margin. In January 2011, the Company entered into several interest rate swap agreements that had the economic effect of fixing all of the Term Loan A LIBOR variable component of the Company’s interest rate, as described below. At December 31, 2011, the Term Loan A-2 bears interest at LIBOR (floor of 1.00%) plus an interest rate margin of 3.50% subject to a ratings based step-down to 3.25%. At December 31, 2011, the Term Loan B bears interest at LIBOR (floor of 1.50%) plus a margin of 3.00% subject to a ratings based step-down to 2.75%. The Company is subject to these LIBOR-based floors until such time as the LIBOR-based component of the interest rate exceeds 1.00% on the Term Loan A-2 and 1.50% on the Term Loan B. At such time, the Company will then be subject to LIBOR-based interest rate volatility on the LIBOR variable component of its interest rate and the overall weighted average interest rate for the Term Loan A-2 and Term Loan B will then be determined based upon the LIBOR interest rates in effect for all individual tranches plus the interest rate margin. In January 2011, the Company entered into several interest rate cap agreements that have the economic effect of capping the LIBOR variable component of the Company’s interest rate at a maximum of 4.00% on $1,250,000 of outstanding principal debt on the Term Loan B, as described below. The remaining $483,000 outstanding principal balance of the Term Loan B is subject to LIBOR-based interest rate volatility above a floor of 1.50%.

During 2011 and 2010, the Company made mandatory principal payments totaling $50,000 and $65,625, respectively, on the current and previous outstanding Term Loan A. During 2011, the Company made principal payments totaling $500 on the Term Loan A-2 and made principal payments totaling $17,500 on the Term Loan B. During 2010, the Company did not make, nor was the Company required to make, any principal payments on the previous outstanding Term Loan B.

    Revolving Lines of Credit

The Company has an undrawn revolving line under the Senior Secured Credit Facilities totaling $350,000, of which approximately $52,297 was committed for outstanding letters of credit.

    Senior and Senior Subordinated Notes

The Company’s senior notes, as of December 31, 2011 and 2010, consisted of $775,000 of 6 3/8 senior notes due 2018 and $775,000 of 6 5/8 senior notes due 2020, as discussed above.

    Interest rate swaps and caps

In January 2011, the Company entered into several interest rate swap agreements as a means of hedging its exposure to and volatility from variable-based interest rate changes as part of its overall risk management strategy. These agreements are not held for trading or speculative purposes and have the economic effect of converting the LIBOR variable component of the Company’s interest rate to a fixed rate. These swap agreements are designated as cash flow hedges, and as a result, hedge-effective gains or losses resulting from changes in the fair values of these swaps are reported in other comprehensive income until such time as each specific swap tranche is realized, at which time the amounts are reclassified into net income. Net amounts paid or received for each specific swap tranche that have settled have been reflected as adjustments to debt expense. In addition, in January 2011, the Company entered into several interest rate cap agreements that have the economic effect of capping the Company’s maximum exposure to LIBOR variable interest rate changes on specific portions of the Company’s Term Loan B debt, as described below. These cap agreements are also designated as cash flow hedges and as a result changes in the fair values of these cap agreements are reported in other comprehensive income. The amortization of the original cap premium is recognized as a component of debt expense on a straight line basis over the term on the cap agreements. The swap and cap agreements do not contain credit-risk contingent features.

As of December 31, 2011, the Company maintained a total of nine interest rate swap agreements with amortizing notional amounts totaling $950,000. These agreements had the economic effect of modifying the LIBOR variable component of the Company’s interest rate on an equivalent amount of the Company’s Term Loan A to fixed rates ranging from 1.59% to 1.64%, resulting in an overall weighted average effective interest rate of 4.11%, including the Term Loan A margin of 2.50%. The swap agreements expire by September 30, 2014 and require monthly interest payments. The Company estimates that approximately $10,900 of existing unrealized pre-tax losses in other comprehensive income at December 31, 2011 will be reclassified into income over the next twelve months.

As of December 31, 2011, the Company maintained five interest rate cap agreements with notional amounts totaling $1,250,000. These agreements have the economic effect of capping the LIBOR variable component of the Company’s interest rate at a maximum of 4.00% on an equivalent amount of the Company’s Term Loan B debt. The cap agreements expire on September 30, 2014.

During 2010, the Company had several interest rate swap agreements outstanding that had the economic effect of modifying the LIBOR variable component of the Company’s interest rate on an equivalent amount of the Company’s debt to fixed rates ranging from 4.05% to 4.70%, resulting in an overall weighted average effective interest rate of 5.84% on the hedged portion of the Company’s Senior Secured Credit Facilities, including the margin of 1.50%. These agreements did not contain credit-risk contingent features and had expired as of September 30, 2010.

The following table summarizes the Company’s derivative instruments as of December 31, 2011 and 2010:

	Interest rate swap and cap agreements (liabilities and assets)
	December 31, 2011		December 31, 2010
Derivatives designated as hedging instruments	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate swap agreements	Other long- term liabilities	$23,145	Other long- term liabilities	$—

Interest rate cap agreements	Other long- term assets	$1,381	Other long- term assets	$—

The following table summarizes the effects of the Company’s interest rate swap and cap agreements for the years ended December 31, 2011, 2010 and 2009:

	Amount of gains (losses) recognized in OCI on interest rate swap and cap agreements			Location of (losses) gains reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income
Derivatives designated as cash flow hedges	Years ended December 31,				Years ended December 31,
	2011	2010	2009		2011	2010	2009
Interest rate swap agreements	$(35,767)	$(217)	$(4,220)	Debt expense	$(12,622)	$(9,093)	$(17,253)
Interest rate cap agreements	(11,777)	—	—	Debt expense	(3,289)	—	—
Tax benefit	18,495	83	1,642		6,190	3,536	6,711

Total	$(29,049)	$(134)	$(2,578)		$(9,721)	$(5,557)	$(10,542)

The Company’s overall weighted average effective interest rate in 2011 was 5.28% and as of December 31, 2011 was 5.27%.

Debt expense

Debt expense consisted of interest expense of $230,953, $172,265 and $176,100, including the amortization and accretion of debt discounts and premiums and the amortization of deferred financing costs of $10,137, $9,342 and $9,655 for 2011, 2010 and 2009, respectively. The interest expense amounts are net of capitalized interest.